Network, Operation and Support Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Network, Operation and Support Expenses

	Note	2015	2016	2017
Repairs and maintenance		13,178	11,150	10,531
Power and water charges		13,103	13,898	14,853
Operating lease charges for network, premises, equipment and facilities		11,642	9,779	10,724
Operating lease and other service charges to Tower Company	41.2	2,926	14,887	16,524
Others		1,459	1,453	1,875

		42,308	51,167	54,507